Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Property, plant and equipment
11.	Property, plant and equipment

				Net
Description	Weighted average rate p.a.%	Costs	Accumulated depreciation	2018	2017
Landfills – land and implementation of cells (a)	8.35%	562,063	(328,504)	233,559	282,655
Buildings and facilities	5.28%	168,538	(64,748)	103,790	123,514
Biogas burning facilities	5.00%	9,337	(2,996)	6,341	6,682
Operating equipment	9.04%	136,144	(83,005)	53,139	117,171
Furniture and fixtures	10.20%	8,693	(5,585)	3,108	3,629
Computers and peripherals	16.95%	11,569	(9,238)	2,331	2,647
Vehicles	16.72%	293,853	(250,565)	43,288	69,718
Aircraft	—	—	—	—	9,191
UVR – Waste recovery unit	7.52%	55,359	(24,941)	30,418	38,033
Other property, plant and equipment	14.93%	468	(419)	49	89
Advances to suppliers	—	1,222	—	1,222	4,743
Construction in progress (b)	—	34,820	—	34,820	31,379

Total		1,282,066	(770,001)	512,065	689,451

(a)

Land intended for landfills and respective buildings are subject to depletion and depreciation calculated based on the usage volume of the landfill. In 2018, depletion and depreciation weighted average rates were 8.35% p.a. (8.00% p.a. for 2017) Landfills include decommissioning cost as explained in Note 19.

(b)

Construction in progress refers basically to the acquisition of the Waste Sorting Machine (Tyrannosaurus) of R$17,789 in 2018 and Building shed of the Waste Sorting Machine (Tyrannosaurus) for R$4,855 in 2018.

Guarantee

Financing of property, plant and equipment of subsidiaries are secured by Estre Brazil’s guarantee. Project financing is subject to additional bank guarantee and financing of machinery and equipment items are guaranteed by lien on assets and finance leases.

Useful lives of property, plant and equipment

The Company reviews the estimated useful lives of property, plant and equipment items at the end of each reporting period, based on the estimated useful lives of the assets reviewed, according to internally prepared technical appraisal reports.

Finance lease agreements

The net carrying amount of property, plant and equipment under finance lease agreements at December 31, 2018 and 2017 was R$42,867 and R$17,280, respectively.

Impairment test for cash generating units

Management annually reviews the net carrying amount of assets in order to assess events or changes in economic, operating or technological circumstances that may indicate deterioration or impairment. When such evidence is identified and carrying amount exceeds recoverable amount, a provision for impairment is recorded to adjust the carrying amount to the recoverable amount.

Changes in property, plant and equipment for the years 2018 and 2017 were as follows:

	December 31, 2017	Additions	Sale and Write-offs (b)	Impairment	Transfer	Sale of subsidiary and held for sale (a)	December 31, 2018
Costs
Landfills (land and implementation of cells)	599,985	76,008	(23,836)	(78,020)	3,871	(15,945)	562,063
Buildings	186,661	6,216	(7,992)	(8,159)	(2,112)	(6,076)	168,538
Biogas burning facilities	9,212	—	—	(7)	132	—	9,337
Operating equipment	221,726	11,235	(30,154)	(19,018)	15,668	(63,313)	136,144
Furniture and fixtures	9,438	548	(142)	(1,308)	187	(30)	8,693
Computers and peripherals	11,367	772	(60)	(669)	169	(10)	11,569
Vehicles	309,513	21,917	(11,892)	(5,504)	(19,326)	(855)	293,853
Aircraft	16,791	—	(16,791)	—	—	—	—
UVR – Waste recovery unit	60,963	90	(5,741)	—	47	—	55,359
Other property, plant and equipment	485	5	—	(23)	1	—	468
Advances to suppliers	4,743	1,109	(692)	—	(3,938)	—	1,222
Construction in progress	31,379	22,227	(323)	(1,142)	5,301	(22,622)	34,820

Total costs	1,462,263	140,127	(97,623)	(113,850)	—	(108,851)	1,282,066
Depreciation
Landfills (land and implementation of cells)	(317,330)	(49,555)	549	31,231	(390)	6,991	(328,504)
Buildings	(63,147)	(8,570)	3,728	2,494	—	747	(64,748)
Biogas burning facilities	(2,530)	(469)	—	3	—	—	(2,996)
Operating equipment	(104,555)	(16,667)	17,591	10,739	—	9,887	(83,005)
Furniture and fixtures	(5,809)	(790)	31	975	—	8	(5,585)
Computers and peripherals	(8,720)	(1,202)	43	632	—	9	(9,238)
Vehicles	(239,795)	(26,167)	8,952	5,378	390	677	(250,565)
Aircraft	(7,600)	(528)	8,128	—	—	—	—
UVR – Waste recovery unit	(22,930)	(4,611)	2,600	—	—	—	(24,941)
Other property, plant and equipment	(396)	(46)	—	23	—	—	(419)

Total depreciation	(772,812)	(108,605)	41,622	51,475	—	18,319	(770,001)

Total property, plant and equipment, net	689,451	31,522	(56,001)	(62,375)	—	(90,532)	512,065

(a)	Refers to the sale of CGR Catanduva and reclassification of Energy business to assets held for sale.
(b)	Refers to write-off of assets according to the Company’s inventory procedure carried out in December 2018.

	December 31, 2016	Additions	Write-offs	Impairment	Transfer	Additions related to business combination (a)	December 31, 2017
Costs
Landfills (land and implementation of cells)	592,092	83,843	(52,170)	(33,110)	(6,580) (b)	15,910	599,985
Buildings	180,179	7,247	(323)	(1,107)	—	665	186,661
Biogas burning facilities	9,255	—	—	(43)	—	—	9,212
Operating equipment	191,545	13,787	(557)	(1,742)	17,627	1,066	221,726
Furniture and fixtures	8,878	477	(10)	(87)	—	180	9,438
Computers and peripherals	10,579	815	(4)	(131)	—	108	11,367
Vehicles	300,422	12,965	(3,751)	(493)	—	370	309,513
Aircraft	16,791	—	—	—	—	—	16,791
UVR – Waste recovery unit	60,700	263	—	—	—	—	60,963
Other property, plant and equipment	456	29	—	—	—	—	485
Advances to suppliers	5,177	1,896	(2,293)	(37)	—	—	4,743
Construction in progress	13,439	35,567	—	—	(17,627)	—	31,379

Total costs	1,389,513	156,889	(59,108)	(36,750)	(6,580)	18,299	1,462,263
Depreciation
Landfills (land and implementation of cells)	(308,520)	(48,026)	39,966	1,228	—	(1,978)	(317,330)
Buildings	(52,871)	(10,441)	16	150	—	(1)	(63,147)
Biogas burning facilities	(2,070)	(468)	—	8	—	—	(2,530)
Operating equipment	(82,648)	(23,033)	462	667	—	(3)	(104,555)
Furniture and fixtures	(4,961)	(898)	5	49	—	(4)	(5,809)
Computers and peripherals	(7,466)	(1,367)	2	120	—	(9)	(8,720)
Vehicles	(211,527)	(31,631)	3,267	96	—	—	(239,795)
Aircraft	(6,335)	(1,265)	—	—	—	—	(7,600)
UVR – Waste recovery unit	(18,325)	(4,605)	—	—	—	—	(22,930)
Other property, plant and equipment	(337)	(59)	—	—	—	—	(396)

Total depreciation	(695,060)	(121,793)	43,718	2,318	—	(1,995)	(772,812)

Total property, plant and equipment, net	694,453	35,096	(15,390)	(34,432)	(6,580)	16,304	689,451

(a)	Refers to PP&E of CGR Catanduva, which the Company started consolidating starting on May 31, 2017 (refer to Note 1.3 and 9).
(b)	Refers to the transfer of Leccaro’s assets previously consolidated to assets held for sale (refer to Note 10.2.2).